Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and deposits on demand	R$ 18,749	R$ 18,542
Central Bank compulsory deposits	98,837	85,700
Interbank deposits	29,053	22,692
Securities purchased under agreements to resell	244,707	265,051
Financial assets held for trading	270,121	204,648
Pledged as collateral	30,585	12,950
Other	239,536	191,698
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	22,843	24,231
Available-for-sale financial assets	102,284	88,277
Pledged as collateral	33,671	17,435
Other	68,613	70,842
Held-to-maturity financial assets	36,560	40,495
Pledged as collateral	974	11,778
Other	35,586	28,717
Loan operations and lease operations portfolio, net	465,472	463,394
Loan operations and lease operations portfolio	493,367	490,366
Allowance for loan and lease losses	(27,895)	(26,972)
Other financial assets	59,568	53,917
Investments in associates and joint ventures	5,171	5,073
Goodwill	10,716	9,675
Fixed assets, net	7,359	8,042
Intangible assets, net	8,667	7,381
Tax assets	41,927	44,274
Income tax and social contribution-current	2,336	2,703
Income tax and social contribution-deferred	33,547	37,395
Other	6,044	4,176
Assets held for sale	736	631
Other assets	10,453	10,027
Total assets	1,434,969	1,353,241
Liabilities and stockholders' equity
Deposits	402,938	329,414
Securities sold under repurchase agreements	312,634	349,164
Financial liabilities held for trading	465	519
Derivatives	26,746	24,698
Interbank market debt	129,616	135,483
Institutional market debt	98,482	96,239
Other financial liabilities	77,613	71,832
Reserves for insurance and private pension	181,232	154,076
Liabilities for capitalization plans	3,301	3,147
Provisions	19,736	20,909
Tax liabilities	7,839	5,836
Income tax and social contribution-current	3,175	1,741
Income tax and social contribution-deferred	441	643
Other	4,223	3,452
Other liabilities	26,361	27,110
Total liabilities	1,286,963	1,218,427
Capital	97,148	97,148
Treasury shares	(2,743)	(1,882)
Additional paid-in capital	1,930	1,785
Appropriated reserves	12,499	3,443
Unappropriated reserves	28,365	25,362
Cumulative other comprehensive income	(2,359)	(3,274)
Total stockholders' equity attributed to the owners of the parent company	134,840	122,582
Non-controlling interests	13,166	12,232
Total stockholders' equity	148,006	134,814
Total liabilities and stockholders' equity	R$ 1,434,969	R$ 1,353,241